Revenues, other income and and entity-wide disclosures - Narrative (Details) SFr in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 14, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables	SFr 23,710		SFr 23,710	SFr 521	SFr 23,710
Revenues from research and development collaborations				189,556	9,330	SFr 9,344
Recognized as revenue				25,191	9,330
Contract liability	28,312		28,312	6,409	28,312
Other income				44	424	0
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognized as revenue				8,538	0
Contract liability	11,659		11,659	6,409	11,659
FOPH
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognized as revenue				7,000	0
Contract liability	7,000		SFr 7,000		7,000	7,000
Licence and Collaboration Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables				18,600					$ 20
Licence and Collaboration Agreement with Novartis | Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations				9,800
Decrease through recharge of employee related expenses				1,300
Licence and Collaboration Agreement with Novartis | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential future milestone payments | $		$ 560
Option and Equity Rights Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations				SFr 150,000
Upfront payment						20,000
Amount utilized during period	SFr 20,000
Royalty income, percentage				22.00%
Option and Equity Rights Agreement with Novartis | Commercial supply of products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations				SFr 13,100
Reservation Agreement with Swiss Federal Office of Public Health
Disclosure of disaggregation of revenue from contracts with customers [line items]
Extended period of reservation agreement			6 months
Revenue that was included in contract liability balance at beginning of period				7,000
Licence and Collaboration Agreement with Amgen, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations				SFr 9,653	SFr 9,330	SFr 9,344
Upfront payment							SFr 49,625	$ 50